Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 144,370	$ 342,902	$ 487,272
KAZAKHSTAN | State Revenue Department of Bostandyk District [Member]
Total			122,083
UNITED STATES | Bureau of Land Management [Member]
Total			342,902
UNITED STATES | Internal Revenue Service [Member]
Total			$ 22,287